RELATED PARTY TRANSACTIONS (Details) - Foresight Acquisition Corp			1 Months Ended	4 Months Ended	11 Months Ended
	Oct. 04, 2021	Sep. 02, 2021 USD ($)	Oct. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 02, 2021 USD ($) $ / shares shares	Oct. 27, 2021 USD ($)	Aug. 19, 2021 USD ($)	Aug. 02, 2021 USD ($)	Feb. 12, 2021 USD ($)	Oct. 27, 2020 USD ($)
Related Party Transaction [Line Items]
Stock shares issued during the period for services value				$ 25,000
Due to Related Parties				275,000
Advance from related party				275,000
Related party transaction expenses incurred					$ 99,745
Promissory Notes
Related Party Transaction [Line Items]
Debt face amount										$ 300,000
Interest rate										0.00%
Debt Instrument Maturity Date Description					payable on the earlier of (i) March 31, 2021 or (ii) the consummation of the Initial Public Offering.
Due to Related Parties									$ 275,000
Working capital loans
Related Party Transaction [Line Items]
Due to Related Parties				$ 0				$ 0
Debt Instrument Convertible Into Warrants					$ 1,500,000
Debt Instrument Conversion Price | $ / shares					$ 10.00
Sponsor
Related Party Transaction [Line Items]
Debt face amount							$ 300,000
Sponsor | Working capital loans
Related Party Transaction [Line Items]
Working Capital Loans Additional Commitment Amount						$ 600,000
Working Capital Loans Commitment Amount					$ 900,000
Advance from related party					150,000
Sponsor | Administrative Services Agreement
Related Party Transaction [Line Items]
Due to Related Parties					$ 20,000
Related party transaction, amounts		$ 10,000
Common Class A [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding | shares				0	31,625,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.01
Common Class A [Member] | Sponsor | Share price equals or exceeds $12.00
Related Party Transaction [Line Items]
Number of consecutive trading days for determining share price					20 days
Number of trading days for determining share price					30 days
Threshold Number Of Trading Days For Determining Share PriceFrom Date Of Business Combination					150 days
Share transfer trigger price per share | $ / shares					$ 12.00
Common Class A [Member] | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Temporary equity shares outstanding | shares			1,031,250		0
Common Class B [Member] | Founder Shares
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares					20.00%
Common Class B [Member] | Sponsor | Founder Shares
Related Party Transaction [Line Items]
Stock shares issued during the period for services Shares | shares			7,906,250
Stock shares issued during the period for services value			$ 25,000